Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,477,500.00
Total Fee Amount	3,932.74
Total Offset Amount	0.00
Net Fee	$ 3,932.74
Offering Table N/A
Offset Table N/A	N/A